Taxes - Schedule of Deferred Tax (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)
Deferred tax assets:
Provision for credit losses			$ 346
Depreciation	121	952	10,388
Total deferred tax assets	121	952	10,734
Deferred tax liabilities:
Total deferred tax liabilities
Deferred tax assets, net	$ 121	$ 952	$ 10,734